DWS Digital Horizons Fund Investment Strategy - DWS Digital Horizons Fund	Apr. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in common stock of digital companies. Digital companies are those that provide services or content primarily via the internet or other forms of electronic communication or digital technologies, including software or that provide the physical infrastructure and/or equipment that enable the provision of such services. A company will be considered a digital company if it is in one of the industries that make up the information technology or communication services sector, as defined by the Global Industry Classification Standard (GICS®). Currently these industries are: software and services, technology hardware and equipment, semiconductors and semiconductor equipment, telecommunication services, and media and entertainment. The fund concentrates its investments (i.e. invests at least 25% of its net assets) in industries in each of the information technology and communication services sectors. In addition, companies classified in industries within other GICS sectors may be digital companies based on portfolio management’s assessment of whether their services and products rely on the internet or other digital technologies. In assessing whether companies in other GICS sectors are digital companies, portfolio management considers a number of factors including revenues derived from digital services and products and investment in building, developing and delivering digital services and/or products. For illustrative purposes, examples of such companies include companies classified in industries such as retail, hotels, restaurants and leisure, ground transportation or consumer finance whose services and products are offered or accessed via the internet or other digital technologies, and companies classified in the financial services industry that offer digital payment solutions.The fund may invest in companies of any size and may invest in initial public offerings. The fund invests primarily in securities of US companies, but may also invest, without limit, in the securities of foreign companies, including those in emerging markets. The fund may also invest in the equity securities of real estate investment trusts (REITs). The fund may invest up to 20% of its total assets in fixed income and convertible securities.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies. Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.Management process. The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In pursuing its objective, thorough and ongoing analysis of industry trends is considered in identifying companies which benefit most by providing or leveraging digital technologies including, but not limited to, technology or communications products and services. This is complemented by qualitative and quantitative screens designed to identify companies with above average demonstrated growth and capital efficiency in an effort to focus research efforts on those companies most likely to grow sustainably over multi-year periods.Once potential securities are identified, selection is based on a bottom-up analysis of a company’s revenue and cash flow growth potential in relation to its current valuation. In its analysis, portfolio management generally considers a number of factors to assess potential impacts in terms of long-term revenue, operating income, and free cash flow growth including, among others, a company’s competitive positioning, financial strength and management quality, as well as environmental, social and governance (ESG) factors that it believes are financially material, such as those that may present transition-related (including regulatory) or reputational risks (e.g., controversies).Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use options contracts to manage risk relative to the fund’s benchmark and for active positioning.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments (i.e. invests at least 25% of its net assets) in industries in each of the information technology and communication services sectors.